Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,	December 31,
	2014	2013
Tax at federal statutory rate	$(740,000)	$(967,000)
State taxes, net of federal benefit	(117,000)	(160,000)
Research and development credits	—	(12,000)
Fair market value of warrants & derivatives	17,000	(22,000)
Stock-based compensation	51,000	29,000
Other permanent items	10,000	1,000
Valuation allowance	779,000	1,131,000
Income tax provision	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss and credit carryforwards	$30,227,000	$29,431,000
Stock-based compensation	1,199,000	1,193,000
Stock-based compensation	422,000	558,000
Basis difference for fixed assets and intangibles	158,000	174,000
Total gross deferred tax assets	32,006,000	31,356,000
Valuation allowance	(32,006,000)	(31,356,000)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2014	2013
Balance, beginning of year	$147,000	$140,000

Additions based on tax positions related to the current year	—	—
Additions for tax positions related to prior years	—	7,000
Reductions for tax positions related to prior years	—	—
Balance, end of year	$147,000	$147,000